CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
Total revenues	$ 783,590	¥ 5,387,577	¥ 3,740,455	¥ 2,593,822
Cost of revenues	(644,003)	(4,427,844)	(3,128,441)	(2,193,676)
Gross profit	139,587	959,733	612,014	400,146
Operating expenses:
Fulfillment expenses	(20,175)	(138,710)	(99,064)	(82,047)
Marketing expenses	(59,712)	(410,548)	(245,989)	(218,759)
Technology and content development expenses	(11,693)	(80,398)	(62,081)	(54,262)
General and administrative expenses	(16,115)	(110,802)	(110,059)	(74,310)
Total operating expenses	(107,695)	(740,458)	(517,193)	(429,378)
(Loss)/income from operations	31,892	219,275	94,821	(29,232)
Other income/(expenses):
Interest expenses, net	(6,186)	(42,533)	(6,562)	(3,923)
Foreign currency exchange (losses)/gains	(1,707)	(11,737)	9,477	(11,418)
Others	4,548	31,269	4,148
(Loss)/income before income tax	28,547	196,274	101,884	(44,573)
Income tax benefits/(expenses)	(5,924)	(40,728)	31,525
Net (loss)/income	22,623	155,546	133,409	(44,573)
Less: (Loss)/gain attributable to redeemable non-controlling interest	291	2,001	(298)	(82)
Less: (Loss)/gain attributable to non-redeemable non-controlling interest	249	1,712	(349)	(38)
Net (loss)/income attributable to Secoo Holding Limited	22,083	151,833	134,056	(44,453)
Accretion to redeemable non-controlling interest redemption value | ¥			(798)	(164)
Accretion to preferred share redemption value | ¥			(202,679)	(595,742)
Net (loss)/income attributable to ordinary shareholders of Secoo Holding Limited	22,083	151,833	(69,421)	(640,359)
Comprehensive income
Net (loss)/income	22,623	155,546	133,409	(44,573)
Other comprehensive (loss)/income
Foreign currency translation adjustments, net of nil income taxes	(151)	(1,041)	81,834	(60,138)
Total other comprehensive (loss)/income, net of income taxes	(151)	(1,041)	81,834	(60,138)
Comprehensive (loss)/income	22,472	154,505	215,243	(104,711)
Comprehensive (loss)/income attributable to redeemable non-controlling interest	292	2,005	(298)	(82)
Comprehensive (loss)/income attributable to non-redeemable non-controlling interest	252	1,736	(283)	(123)
Comprehensive (loss)/income attributable to ordinary shareholders of Secoo Holding Limited	$ 21,928	¥ 150,764	¥ 215,824	¥ (104,506)
Net (loss)/income per Class A and Class B Ordinary share
Basic | (per share)	$ 0.88	¥ 6.02	¥ (5.55)	¥ (89.06)
Diluted | (per share)	$ 0.84	¥ 5.80	¥ (5.55)	¥ (89.06)
Weighted average number of Class A and Class B Ordinary shares outstanding used in computing net (loss)/income per share
Basic | shares	25,235,404	25,235,404	12,500,821	7,189,933
Diluted | shares	26,182,922	26,182,922	12,500,821	7,189,933
Merchandise sales
Net revenues:
Total revenues	$ 762,773	¥ 5,244,446	¥ 3,680,795	¥ 2,566,872
Marketplace and other services
Net revenues:
Total revenues	$ 20,817	¥ 143,131	¥ 59,660	¥ 26,950